Financial instruments fair value disclosures (Tables)	6 Months Ended
Jun. 30, 2021
Text block [abstract]
Summary of Fair Value Hierarchy
The Company held the following financial instruments at fair value at June 30, 2021. There are no non-recurring
fair value measurements.

Financial liabilities measured at fair value	Fair value measurements using significant unobservable inputs (Level 1) £’000	Fair value measurements using significant unobservable inputs (Level 2) £’000	Fair value measurements using significant unobservable inputs (Level 3) £’000
Warrant liabilities (note 10)	—	783	33,228
Deferred consideration	—	—	1,597

Total	—	783	34,825

Summary of Changes in Level 3
The movements for level 3 instruments during the period are detailed in the table below:

	Provision for deferred consideration £’000	Warrant £’000
At January 1, 2021	1,525	49,930
Settled during the period	—	(2,400)
Movement during the period	72	(14,302)

At June 30, 2021	1,597	33,228

Summary of Changes in Significant Unobservable Inputs Under Valuation Model Used in Level Fair Value Measurement

	Valuation technique	Significant unobservable inputs	Input range	Sensitivity of the input to fair value
Provision for deferred cash consideration	DCF	WACC	2021: 12.0%	1% increase/decrease would result in a decrease/increase in fair value by £18,000.
		WACC	2020: 12.0%	1% increase/decrease would result in a decrease/increase in fair value by £25,000.
		Probability of success	2021: 13.8%–95%	10% increase/decrease would result in an increase/decrease in fair value by £0.5 million.
		Probability of success	2020: 13.8%–95%	10% increase/decrease would result in a increase/decrease in fair value by £0.4 million.
Warrant Liability related to the PIPE	Black- Scholes model	Expected volatility	2021: 79.0% 2020: 85.1%	Volatility was estimated by reference to the one year (2020: six month) historical volatility of the historical share price of the
C
ompany. If the volatility is decreased to 72.5% (six month volatility), the carrying value of the warrants as of June 30, 2021 would decrease by
£1.7

million.